UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605

__Franklin U.S. Government Money Fund

(formerly, Franklin Money Fund)
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 6/30

Date of reporting period:  6/30/16

Item 1. Reports to Stockholders.

Annual Report
and Shareholder Letter
June 30, 2016

Franklin U.S. Government Money Fund

Formerly, Franklin Money Fund

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Contents
Annual Report
Shareholder Letter	1
Franklin U.S. Government Money Fund	3
Performance Summary	5
Your Fund’s Expenses	6
Financial Highlights and Statement of Investments	7
Financial Statements	10
Notes to Financial Statements	13
Report of Independent Registered
Public Accounting Firm	17
Board Members and Officers	18
The Money Market Portfolios	24
Shareholder Information	39

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2 Annual Report

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Annual Report

Franklin U.S. Government Money Fund

(formerly Franklin Money Fund)

This annual report for Franklin U.S. Government Money Fund covers the fiscal year ended June 30, 2016. Effective November 1, 2015, the Fund’s investments changed as a result of the change in the master portfolio in which it invests. The Fund’s goal did not change, but it will seek a high level of current income through investments in U.S. government securities described below.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity. The Fund invests through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

In an effort to promote economic growth, the U.S. Federal Reserve Board (Fed) held short-term interest rates at a historically low level during most of the 12-month period under review. However, in December the Fed raised interest rates to 0.25%–0.50%. With this low rate, the Fund’s Class A and R6 shares’ seven-day effective yields remained unchanged at 0.00% from June 30, 2015, through June 30, 2016, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew moderately during the 12 months under review. After slowing from 2015’s third quarter through 2016’s first quarter, gross domestic product picked up in the second quarter, driven by consumer spending and exports. Growth in services contributed to new jobs and helped the unemployment rate decrease from 5.3% in June 2015 to 4.9% at period-end.2 Home sales and prices rose amid relatively low mortgage rates. Monthly retail sales grew during most of the review period, and rose to the highest level in April in more than a year, due to a broad-based increase across most retail categories. Inflation, as measured by the Consumer Price Index, advanced for the third-consecutive month in May, with the strongest monthly reading in three years in April mainly due to a rebound in energy prices.

After maintaining a near-zero interest rate for nine years to support the U.S. economy’s recovery, the Fed raised its target range for the federal funds rate to 0.25%–0.50% at its December meeting, and maintained the rate through the period-end. Although the Fed hinted at an interest rate hike in June, subsequent reports showed job additions slowed substantially in May. Consequently, at its June meeting, the Fed kept the federal funds rate unchanged, and indicated that in determining the timing and size of future adjustments to the target range, it will assess realized and expected economic conditions relative to its objectives of maximum employment and 2% inflation. The Fed expects the economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate.

The 10-year Treasury yield, which moves inversely to price, shifted during the period. It rose from 2.35% on June 30, 2015, to a period high of 2.44% in July 2015, and remained relatively high through the rest of 2015, based partly on upbeat domestic and eurozone economic data as well as the Fed’s interest rate increase. However, the 10-year Treasury yield declined in 2016

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

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Annual Report

FRANKLIN U.S. GOVERNMENT MONEY FUND

Portfolio Breakdown
6/30/16
% of Total
Net Assets
U.S. Government & Agency Securities	85.7%
Repurchase Agreements	18.4%
Other Net Assets	(4.1)%

and ended the period at 1.49% after the Fed kept short-term interest rates unchanged and fears of Britain’s exit from the European Union boosted safe-haven buying by investors.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

The 12 months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio’s assets in high-quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Performance Summary as of June 30, 2016

		Seven-Day Annualized Yield[1]
	Seven-Day			Total Annual
Share Class (Symbol)	Effective Yield[1,2] (with waiver)		(without waiver)	Operating Expenses[3]
A (FMFXX)	0.00%	0.00%	-0.36%	0.58%
R6 (FRRXX)	0.00%	0.00%	-0.26%	0.47%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.

2. The seven-day effective yield assumes compounding of daily dividends, if any.

3. Figures are as stated in the Fund’s current prospectus, do not include the voluntary fee waiver and may differ from the expense ratios disclosed in the Financial Highlights of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 6/30/16. The Fund’s average weighted life and average weighted maturity were each 43 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each class in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2. Multiply the result by the number under the heading “Expenses Paid During Period.”

If Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 1/1/16	Value 6/30/16	Period* 1/1/16–6/30/16
A
Actual	$1,000	$1,000.00	$1.39
Hypothetical (5% return before expenses)	$1,000	$1,023.47	$1.41
R6
Actual	$1,000	$1,000.00	$1.39
Hypothetical (5% return before expenses)	$1,000	$1,023.47	$1.41

*Expenses are calculated using the most recent six-month expense ratio, net of voluntary expense waivers, annualized for each class (A: 0.28%; R6: 0.28%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

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F R A N K L I N U . S . G O V E R N M E N T M O N E Y F U N D

Financial Highlights
		Year Ended June 30,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income	—	—	—	—	—
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[a]	—%	—%	—%	—%	—%

Ratios to average net assets
Expenses before waiver and payments by affiliates[b]	0.56%	0.58%	0.57%	0.61%	0.59%
Expenses net of waiver and payments by affiliates[b]	0.21%	0.09%	0.08%	0.13%	0.13%
Net investment income	—%	—%	—%	—%	—%

Supplemental data
Net assets, end of year (000’s)	$2,344,329	$1,570,782	$1,668,506	$2,068,172	$1,666,221

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
bThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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The accompanying notes are an integral part of these financial statements. | Annual Report 7

F R A N K L I N U . S . G O V E R N M E N T M O N E Y F U N D
F I N A N C I A L H I G H L I G H T S
		Year Ended June 30,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00
Income from investment operations – net investment income	—	—	—	—
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00
Total return[b]	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates[d]	0.47%	0.47%	0.46%	0.47%
Expenses net of waiver and payments by affiliates[d]	0.21%	0.09%	0.08%	0.13%
Net investment income	—%	—%	—%	—%

Supplemental data
Net assets, end of year (000’s)	$61,056	$58,571	$54,168	$5

aFor the period May 1, 2013 (effective date) to June 30, 2013.
bTotal return is not annualized for period less than one year.
cRatios are annualized for periods less than one year.
dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

8 Annual Report | The accompanying notes are an integral part of these financial statements.

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F R A N K L I N U . S . G O V E R N M E N T M O N E Y F U N D

Statement of Investments, June 30, 2016
	Shares	Value
Management Investment Companies (Cost $2,414,703,887) 100.4%
[a] The U.S. Government Money Market Portfolio, 0.16%	2,414,703,887	$2,414,703,887
Other Assets, less Liabilities (0.4)%		(9,319,267)
Net Assets 100.0%		$2,405,384,620

aThe rate shown is the annualized seven-day yield at period end.

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Annual Report 9

F R A N K L I N U . S . G O V E R N M E N T M O N E Y F U N D

Financial Statements

Statement of Assets and Liabilities
June 30, 2016

Assets:
Investment in Portfolio, at value and cost	$2,414,703,887
Receivables:
Capital shares sold	4,246,553
Affiliates	67,380
Total assets	2,419,017,820
Liabilities:
Payables:
Capital shares redeemed	13,321,992
Administrative fees	218,231
Accrued expenses and other liabilities	92,977
Total liabilities	13,633,200
Net assets, at value	$2,405,384,620
Net assets consist of paid-in capital	$2,405,384,620
Class A:
Net assets, at value	$2,344,328,508
Shares outstanding	2,344,412,097
Net asset value per share[a]	$1.00
Class R6:
Net assets, at value	$61,056,112
Shares outstanding	61,056,112
Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

10 Annual Report | The accompanying notes are an integral part of these financial statements.

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F R A N K L I N U . S . G O V E R N M E N T M O N E Y F U N D
F I N A N C I A L S T A T E M E N T S
Statement of Operations
for the year ended June 30, 2016

Investment income:
Dividends from Portfolio	$1,612,136
Expenses:
Administrative fees (Note 3a)	6,106,309
Transfer agent fees: (Note 3c)
Class A	1,878,909
Class R6	93
Reports to shareholders	153,166
Registration and filing fees	151,206
Professional fees	91,270
Trustees’ fees and expenses	44,554
Other	53,391
Total expenses	8,478,898
Expenses waived/paid by affiliates (Note 3d)	(6,866,762)
Net expenses	1,612,136
Net investment income	$—

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The accompanying notes are an integral part of these financial statements. | Annual Report 11

F R A N K L I N U . S . G O V E R N M E N T M O N E Y F U N D
F I N A N C I A L S T A T E M E N T S
Statements of Changes in Net Assets

	Year Ended June 30,
	2016	2015
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions: (Note 2)
Class A	773,546,673	(97,723,965)
Class R6	2,484,925	4,403,477
Total capital share transactions	776,031,598	(93,320,488)
Net increase (decrease) in net assets	776,031,598	(93,320,488)
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	1,629,353,022	1,722,673,510
End of year	$2,405,384,620	$1,629,353,022

12 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Effective November 1, 2015, Franklin Money Fund was renamed Franklin U.S. Government Money Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Board, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At June 30, 2016, the Fund owned 10.8% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and Trustee are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2016	2015
Class A Shares:
Shares sold	$3,008,913,486	$1,757,186,971
Shares redeemed	(2,235,366,813)	(1,854,910,936)
Net increase (decrease)	$773,546,673	$(97,723,965)
Class R6 Shares:
Shares sold	$34,852,174	$29,312,045
Shares redeemed	(32,367,249)	(24,908,568)
Net increase (decrease)	$2,484,925	$4,403,477

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments.

Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the year ended June 30, 2016, the effective administrative fee rate was 0.292% of the Fund’s average daily net assets.

b. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

CDSC retained

$116,919

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS

c. Transfer Agent Fees

Class A pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended June 30, 2016, the Fund paid transfer agent fees of $1,879,002, of which $1,133,076 was retained by Investor Services.

d. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. There is no guarantee that the Fund will be able to avoid a negative yield.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until October 31, 2016.

e. Other Affiliated Transactions

At June 30, 2016, an interested board member owned 19.2% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Income Taxes

At June 30, 2016, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO FINANCIAL STATEMENTS

6. Money Fund Reform (continued)

Board approved changes to the Fund’s investment policies to allow the Fund to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Fund invests, through the Portfolio, at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund is implementing the various amendments as they become effective at various dates through October 2016.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin U.S. Government Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin U.S. Government Money Fund (the “Fund”) at June 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2016

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1982	145	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	121	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services) (2011-
				present) and H.J. Heinz Company
				(processed foods and allied products)
				(1998-2006).

Principal Occupation During at Least the Past 5 Years:

Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/ Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 2005	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium) (1999-
				2015) and H.J. Heinz Company
				(processed foods and allied products
				(1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	145	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June–December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	145	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider) (2010-
				2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	121	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
2008

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	160	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Interested Board Members and Officers (continued)

				Number of Portfolios in
Name, Year of Birth		Length of		Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served		by Board Member*	Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the		145	None
One Franklin Parkway	the Board and	Board since
San Mateo, CA 94403-1906	Trustee	2013	and
		Trustee since
		1978

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Financial
Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955)	Vice	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

Robert Lim (1948)	Vice	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	President –
San Mateo, CA 94403-1906	AML
Compliance

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	President and
San Mateo, CA 94403-1906	Secretary

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid Tofigh (1972)	Vice	Since	Not Applicable	Not Applicable
One Franklin Parkway	President	November 2015
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

Craig S. Tyle (1960)	Vice	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/ (800) 342-5236 to request the SAI.

22 Annual Report

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T H E M O N E Y M A R K E T P O R T F O L I O S

Financial Highlights
The U.S. Government Money Market Portfolio

		Year Ended June 30,
	2016	2015	2014	2013	2012
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.001	—	—	—	(—)[a]
Net realized and unrealized gains (losses)[a]	—	—	—	—	—
Total from investment operations	0.001	—[a]	—[a]	—[a]	—[a]
Less distributions from net investment income	(0.001)	—	—	—	—
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	—%	—%	—%	—%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by affiliates[b]	0.13%	0.09%	0.08%	0.13%	0.13%
Net investment income (loss)	0.06%	—%	—%	—%	(—)%[c]

Supplemental data
Net assets, end of year (000’s)	$22,324,993	$27,390,400	$23,491,469	$18,744,530	$14,065,932

aAmount rounds to less than $0.001 per share.
bBenefit of expense reduction rounds to less than 0.01%.
cRounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

T H E M O N E Y M A R K E T P O R T F O L I O S

Statement of Investments, June 30, 2016
The U.S. Government Money Market Portfolio
	Principal
	Amount	Value
Investments 104.1%
U.S. Government and Agency Securities 85.7%
[a] FFCB,
7/01/16	$100,000,000	$100,000,000
7/18/16	150,000,000	149,984,417
7/05/16 - 8/02/16	829,000,000	828,892,898
[a] FHLB,
7/01/16	347,000,000	347,000,000
7/05/16	265,014,000	265,005,138
7/06/16	576,600,000	576,579,078
7/07/16	209,575,000	209,565,236
7/08/16	550,277,000	550,244,995
7/12/16	213,100,000	213,082,418
7/13/16	324,000,000	323,968,300
7/22/16	200,000,000	199,964,504
8/02/16	190,000,000	189,947,644
8/03/16	183,600,000	183,548,559
8/05/16	335,000,000	334,899,472
8/09/16	150,000,000	149,949,625
8/10/16	310,000,000	309,890,333
8/12/16	309,300,000	309,184,528
8/19/16	150,000,000	149,928,542
7/11/16 - 9/15/16	530,700,000	530,548,021
9/16/16	150,000,000	149,871,667
10/13/16	250,000,000	249,671,389
[a] FHLMC,
7/01/16	700,000,000	700,000,000
7/07/16 - 7/12/16	173,447,000	173,439,002
7/19/16	200,000,000	199,979,000
7/25/16	276,924,000	276,881,538
[a] FNMA,
7/01/16	896,936,000	896,936,000
7/05/16	1,100,000,000	1,099,975,556
[a] U.S. Treasury Bill,
7/07/16	625,000,000	624,977,771
7/14/16	610,350,000	610,298,765
7/21/16	777,140,000	777,055,028
7/28/16	700,000,000	699,819,625
8/11/16	250,000,000	249,922,015
8/18/16	700,000,000	699,741,667
8/25/16	550,000,000	549,686,729
9/01/16	275,290,000	275,068,525
9/08/16	450,000,000	449,736,937
9/15/16	650,000,000	649,667,817
9/22/16	700,000,000	699,368,278
9/29/16	300,000,000	299,751,250
10/06/16	500,000,000	499,481,319
10/13/16	250,000,000	249,811,608
10/20/16	402,300,000	401,865,851
10/27/16	300,000,000	299,606,667
11/03/16	250,000,000	249,657,118
2/02/17	150,000,000	149,493,000
11/10/16 - 3/02/17	491,270,000	490,153,860
4/27/17	200,000,000	198,991,667

24 Annual Report

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THE  MONEY  MARKET  PORTFOLIOS
STATEMENT  O F  INVESTMENTS

The U.S. Government Money Market Portfolio (continued)

	Principal
	Amount	Value
Investments (continued)
U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
[a] 8/31/16	$100,000,000	$100,000,000
0.375%,10/31/16	250,000,000	249,976,524
Total U.S. Government and Agency Securities (Cost $19,143,069,881)		19,143,069,881
[b] Repurchase Agreements 18.4%
Barclays Capital Inc., 0.38%, 7/01/16 (Maturity Value $40,000,422)
Collateralized by U.S. Treasury Note, 1.00%, 3/15/18 (valued at $40,990,973)	40,000,000	40,000,000
Deutsche Bank Securities Inc., 0.36%, 7/01/16 (Maturity Value $38,340,153)
Collateralized by U.S. Treasury Note, 0.75% - 1.375%, 10/31/17 - 12/31/18
(valued at $39,106,664)	38,339,770	38,339,770
Federal Reserve Bank, 0.25%, 7/01/16 (Maturity Value $3,750,026,042)
Collateralized by U.S. Treasury Bond, 4.375% - 6.125%, 8/15/29 - 11/15/39; and U.S. Treasury
Note, 1.625% - 3.50%, 5/15/20 - 8/15/22 (valued at $3,750,026,101)	3,750,000,000	3,750,000,000
Goldman Sachs & Co., 0.25%, 7/01/16 (Maturity Value $125,000,868)
Collateralized by U.S. Treasury Note, 4.75%, 8/15/17 (valued at $127,576,142)	125,000,000	125,000,000
HSBC Securities Inc., 0.38%, 7/01/16 (Maturity Value $85,000,897)
Collateralized by U.S. Government and Agency Securities, 1.125% - 5.325%,
6/12/17 - 5/30/19 (valued at $86,703,600)	85,000,000	85,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.41%, 7/01/16 (Maturity Value $69,700,794)
Collateralized by U.S. Treasury Note, 1.625%, 3/30/20 (valued at $71,111,753)	69,700,000	69,700,000
Total Repurchase Agreements (Cost $4,108,039,770)		4,108,039,770
Total Investments (Cost $23,251,109,651) 104.1%		23,251,109,651
Other Assets, less Liabilities (4.1)%		(926,116,614)
Net Assets 100.0%		$22,324,993,037

See Abbreviations on page 32.

a The security is traded on a discount basis with no stated coupon rate.
b See Note 1(b) regarding repurchase agreements.

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The accompanying notes are an integral part of these financial statements. | Annual Report 25

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
June 30, 2016

The U.S. Government Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$19,143,069,881
Repurchase agreements, at value and cost	4,108,039,770
Total investments	$23,251,109,651
Cash	176,473,554
Receivables from interest	354,474
Total assets	23,427,937,679
Liabilities:
Payables:
Investment securities purchased	1,099,975,556
Management fees	2,739,665
Accrued expenses and other liabilities	229,421
Total liabilities	1,102,944,642
Net assets, at value	$22,324,993,037
Net assets consist of:
Paid-in capital	$22,324,989,118
Accumulated net realized gain (loss)	3,919
Net assets, at value	$22,324,993,037
Shares outstanding	22,324,990,717
Net asset value per share	$1.00

26 Annual Report | The accompanying notes are an integral part of these financial statements.

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THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the year ended June 30, 2016

The U.S. Government Money Market Portfolio

Investment income:
Interest	$46,530,785
Expenses:
Management fees (Note 3a)	35,561,387
Custodian fees (Note 4)	208,471
Reports to shareholders	8,875
Professional fees	206,755
Other	53,217
Total expenses	36,038,705
Expense reductions (Note 4)	(63,786)
Expenses waived/paid by affiliates (Note 3c)	(4,316,794)
Net expenses	31,658,125
Net investment income	14,872,660
Net realized gain (loss) from investments	2,619,294
Net increase (decrease) in net assets resulting from operations	$17,491,954

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The accompanying notes are an integral part of these financial statements. | Annual Report 27

T H E M O N E Y M A R K E T P O R T F O L I O S
F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Year Ended June 30,
	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$14,872,660	$—
Net realized gain (loss)	2,619,294	10,429
Net increase (decrease) in net assets resulting from operations	17,491,954	10,429
Distributions to shareholders from net investment income	(14,872,660)	—
Capital share transactions (Note 2)	(5,068,026,490)	3,898,920,727
Net increase (decrease) in net assets	(5,065,407,196)	3,898,931,156
Net assets (there is no undistributed net investment income at the beginning or end of year):
Beginning of year	27,390,400,233	23,491,469,077
End of year	$22,324,993,037	$27,390,400,233

28 Annual Report | The accompanying notes are an integral part of these financial statements.

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THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

The U.S. Government Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

Effective November 1, 2015, The Money Market Portfolio was renamed The U.S. Government Money Market Portfolio and implemented changes to the investment strategies.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statement of Investments, had been entered into on June 30, 2016.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2016, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

e. Accounting Estimates

f. Guarantees and Indemnifications

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2016	2015
Shares sold	$42,309,318,184	$36,617,933,208
Shares issued in reinvestment of distributions	14,875,438	—
Shares redeemed	(47,392,220,112)	(32,719,012,481)
Net increase (decrease)	$(5,068,026,490)	$3,898,920,727

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Invest-
ments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money
Fund, Franklin Templeton U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Portfolio’s fiscal year end. There is no guarantee that the Portfolio will be able to avoid a negative yield.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

3. Transactions with Affiliates (continued)
d. Other Affiliated Transactions
At June 30, 2016, the shares of Portfolio were owned by the following entities:
		Percentage of
		Outstanding
	Shares	Shares
Institutional Fiduciary Trust – Money Market Portfolio	19,610,572,088	87.9%
Franklin U.S. Government Money Fund	2,414,703,887	10.8%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S. Government Money Fund	299,714,742	1.3%
	22,324,990,717	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2016, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. During the year ended June 30, 2016, the Fund utilized $2,615,375 of capital loss carryforwards.

The tax character of distributions paid during the years ended June 30, 2016 and 2015, was as follows:
	2016	2015
Distributions paid from ordinary income	$14,872,660	$—

At June 30, 2016, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$23,251,109,651
Distributable earnings — undistributed ordinary income	$3,919

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of finan- cial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

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NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Portfolio’s investment policies to allow the Portfolio to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Portfolio invests at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Portfolio redemptions. The Portfolio is implementing the various amendments as they become effective at various dates through October 2016.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

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THE MONEY MARKET PORTFOLIOS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The U.S. Government Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Government Money Market Portfolio (the “Fund”) at June 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 15, 2016

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THE MONEY MARKET PORTFOLIOS

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of Time	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Served	by Board Member*	Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1985	145	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	121	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services) (2011-
				present) and H.J. Heinz Company
				(processed foods and allied products)
				(1998-2006).

Principal Occupation During at Least the Past 5 Years:

Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly, Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 2005	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), RTI
				International Metals, Inc. (manufacture
				and distribution of titanium) (1999-
				2015) and H.J. Heinz Company
				(processed foods and allied products)
				(1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	145	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of Time	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Served	by Board Member*	Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2005	145	Hess Corporation (exploration and
One Franklin Parkway San Mateo,				refining of oil and gas) (1998-2013).
CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June–December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	145	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
				Company (education and media
				organization) (2011-present) and
				Cbeyond, Inc. (business
				communications provider) (2010-
				2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	121	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee
		since 2008

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	160	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	145	None
One Franklin Parkway	the Board and	Board and
San Mateo, CA 94403-1906	Trustee	Trustee since
2013

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Financial
Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955)	Vice	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

Robert Lim (1948)	Vice	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	President –
San Mateo, CA 94403-1906	AML
Compliance

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) President and		Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	President and
San Mateo, CA 94403-1906	Secretary

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid Tofigh (1972)	Vice	Since	Not Applicable	Not Applicable
One Franklin Parkway	President	November 2015
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Time Served	by Board Member*	Least the Past 5 Years

Craig S. Tyle (1960)	Vice	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

**We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/ (800) 342-5236 to request the SAI.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Shareholder Information

Board Review of Investment Management Agreement

The Franklin U.S. Government Money Fund (Fund) is a feeder fund that invests all of its assets in The U.S. Government Money Market Portfolio (USGMMP); as a result, the Fund does not have an investment adviser or an investment advisory agreement, unlike USGMMP. The Fund, however, does have a Fund Administration Agreement. The Boards of Trustees of the Fund and USGMMP are comprised of the same individuals. At a meeting held on February 23, 2016, the Board of Trustees of USGMMP, including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement with Franklin Advisers, Inc. (Manager) for USGMMP, and the Board of Trustees of the Fund (Board, and with the Board of Trustees of USGMMP, Boards), including a majority of the non-interested or independent Trustees, approved the renewal of the Fund Administration Agreement for the Fund. The following discussion reflects the deliberations of the Boards with respect to the services under both agreements.

The Boards took into account information about USGMMP and the Fund furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Manager and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge report, which utilized data from Lipper, Inc. (Lipper), compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Frank-lin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund and USGMMP by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager. The Boards also received a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. The Boards noted the unique nature of the Fund as a feeder fund that invests solely in the master fund, USGMMP. The Boards, including a majority of independent Trustees, determined that the existing investment management and administration fee structure for USGMMP and the Fund was fair and reasonable. While attention was given to all information furnished, the following discusses some primary factors relevant to the Boards’ decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Boards were satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to USGMMP, as the master fund, and therefore to the Fund, as the feeder fund, and its shareholders. In addition to investment performance and expenses discussed later, the Boards’ opinion was based, in part, upon periodic reports showing that the investment policies and restrictions for USGMMP and the Fund were consistently complied with as well as other reports periodically furnished the Boards covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, , as well as procedures adopted pursuant to Rule 2a-7. The Boards also noted the extent of benefits provided to Fund shareholders from being part of the Franklin Templeton family of funds. For example, favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Consideration was also given to the experience of USGMMP’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Boards noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Boards also took into account the quality of transfer agent

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and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Boards also took into account, among other things, the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of the fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing Fund performance was given to the Broadridge report furnished for the agreement renewal. The Broadridge report prepared for the Fund showed its investment performance for the year ended December 31, 2015, as well as the previous 10 years ended that date in comparison to a performance universe consisting of the Fund and all retail U.S. government money market funds as selected by Lipper. The Broadridge report showed the Fund’s total return for 2015 to be in the second-lowest performing quintile of the performance universe, and on an annualized basis to be in the second-lowest performing quintile of such universe for the previous three- and five-year periods, and in the second-highest performing quintile of such universe for the previous 10-year period. In discussing performance, management explained that it reflected USGMMP’s and the Fund’s conservative policy, which focused on safety and liquidity by investing in short-term securities. They also discussed changes that would result from the conversion of the Fund to a U.S. government fund. After further discussion with management, the Boards found such performance to be acceptable, noting that the Fund’s and USGMMP’s expenses were subsidized by management.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Boards believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on USGMMP’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to USGMMP through which the Fund invests, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as well as USGMMP’s management fee as being part of the investment management fee for the Fund. The results of such comparisons showed the Fund’s contractual investment management fee rate, as well as its actual total expense ratio, in each case to be in the second most expensive quintile of its Lipper expense group. Management pointed out that the Fund is not actively marketed and that its expenses were being subsidized by management. The Boards found such comparative expenses to be acceptable, noting the points made by management.

MANAGEMENT PROFITABILITY. The Boards also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund and USGMMP. In this respect, the Boards reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Boards recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Boards noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Boards its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund and USGMMP in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Boards also took into account management’s expenditures in improving shareholder services

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provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Boards considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Boards also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with the service providers and counterparties. Based upon its consideration of all these factors, and taking into account the fact that the Fund’s and USGMMP’s expenses were being subsidized, the Boards determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund and USGMMP was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Boards also considered whether economies of scale are realized by the Manager as the Fund (and USGMMP) grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Boards noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Boards also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Fund is part of a master-feeder relationship and the Fund’s net assets were approximately $2.02 billion as of December 31, 2015, representing an increase from last year. While intending to continually review this issue, the Boards believed it unlikely that the Manager and its affiliates realized any economies of scale in furnishing advisory and administrative services to the Fund and USGMMP in view of the transitory nature of the Fund’s investment role within the Franklin Templeton fund complex, the services provided its shareholders and management’s subsidization of its expenses.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Wash-ington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter
Franklin U.S. Government Money Fund
Formerly, Franklin Money Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	111 A 08/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $22,628 for the fiscal year ended June 30, 2016 and $24,041 for the fiscal year ended June 30, 2015.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $819 for the fiscal year ended June 30, 2016 and $0 for the fiscal year ended June 30, 2015.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2016 and $9,000 for the fiscal year ended June 30, 2015. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $819 for the fiscal year ended June 30, 2016 and $9,000 for the fiscal year ended June 30, 2015.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                    N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date: August 25, 2016

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date: August 25, 2016